Note 4 - Significant Accounting Policies	12 Months Ended
Dec. 31, 2022
Statement Line Items [Line Items]
Disclosure of significant accounting policies [text block]
4	Significant accounting policies

The accounting policies set out below have been applied consistently to all periods presented in these consolidated financial statements. In addition, the accounting policies have been applied consistently by the Group.

a)	Basis of consolidation
i)	Subsidiaries and structured entities

Subsidiaries and certain structured entities (“subsidiaries”) are entities controlled by the Group. The Group controls an entity when it is exposed to, or has rights to, variability in returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. The financial statements of subsidiaries are included in the consolidated financial statements from the date on which control commences until the date on which control ceases.

ii)	Loss of control

When the Group loses control over a subsidiary, it derecognises the assets and liabilities of the subsidiary, and any related Non-controlling interests (“NCI”) and other components of equity. Any gain or loss is recognised in profit or loss. Any interest retained in the former subsidiary is measured at fair value when control is lost.

iii)	Non-controlling interests

NCI is measured at their proportionate share of the carrying amounts of the acquiree’s identifiable net assets at fair value at the acquisition date. Changes in the Group’s interest in a subsidiary that do not result in a loss of control are accounted for as equity transactions

iv)	Transactions eliminated on consolidation

Intra-group balances and transactions arising from intra-group transactions are eliminated.

(b)	Revenue

Revenue from the sale of precious metals is recognised when the metal is accepted at the refinery (“Lodgment date”) by Fidelity Printers and Refiners Limited (“Fidelity”). Control is transferred and the receipt of proceeds is substantially assured at point of delivery. Revenue for each delivery is measured at the London Base Metal Association Tuesday PM price post-delivery less 1.25% and the quantities are determined on Lodgment date. On average settlement occurs within 14 days of delivery. 5% Royalties are payable on gold sales after the 1.25% discount to Fidelity.

(c)	Impairment
i)	Expected credit losses on financial assets

The Group applies the IFRS 9 simplified model and recognises lifetime expected credit losses for all trade receivables as these items do not have a significant financing component. In measuring the expected credit losses, the trade receivables have been assessed individually as they possess different credit risk characteristics. Trade receivables have been assessed based on the days past due. The expected loss rates are based on the payment profile for gold sales over the past 48 months prior to December 31, of each year reported. The historical rates are adjusted to reflect current and forward looking macroeconomic factors affecting the customer’s ability to settle the amount outstanding. The Group considers a trade receivable to be in default when the amount is 90 days past due from lodgement date. Failure to make payments within 90 days from lodgement date and failure to engage with the Group on alternative payment arrangement, amongst others, are considered indicators of no reasonable expectation of recovery. Trade and other receivables are written off (i.e. derecognised) when there is no reasonable expectation of recovery. Other receivables relate to VAT receivables that is not a financial asset.

ii)	Non-financial assets

The carrying amounts of the Group’s non-financial assets, other than inventories and deferred tax assets are reviewed at each reporting date to determine whether there is any indication of impairment. The recoverable amount of an asset or cash-generating unit is the greater of its value in use and its fair value less costs of disposal. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset.

For the purpose of impairment testing, assets that cannot be tested individually are grouped together into the smallest group of assets that generate cash inflows from continuing use that are largely independent of the cash inflows of other assets or groups of assets (the “cash-generating unit” or “CGU”). The Group’s corporate assets do not generate separate cash inflows. If there is an indication that a CGU to which a corporate asset is allocated may be impaired, then the recoverable amount is determined for the CGU to which the corporate asset belongs.

An impairment loss is recognised if the carrying amount of a CGU exceeds its estimated recoverable amount. Impairment losses recognised in respect of CGUs are allocated to reduce the carrying amount of assets in the unit (group of units) on a pro rata basis. Impairment losses recognised in prior years are assessed at each reporting date for any indications that the loss has decreased or no longer exists. An impairment loss is reversed if there has been an indication of reversal and a change in the estimates used to determine the recoverable amount. An impairment loss is reversed only to the extent that the asset’s carrying amount does not exceed the carrying amount that would have been determined, net of depreciation or amortisation, if no impairment loss had been recognised.

iii)	Impairment of Exploration and evaluation (“E&E”) assets

The test for impairment of E&E assets can combine several CGUs as long as the combination is not larger than a segment. The CGU does, however, change once development activities have begun. There are specific impairment triggers for E&E assets. Despite certain relief in respect of impairment triggers and the level of aggregation, the impairment standard is applied in measuring the impairment of E&E assets. Reversals of impairment losses are required in the event that the circumstances that resulted in impairment have changed.

E&E assets are assessed for impairment only when facts and circumstances suggest that the carrying amount of an E&E asset may exceed its recoverable amount. Indicators of impairment include the following:

●	The entity's right to explore in the specific area has expired or will expire in the near future and is not expected to be renewed.
●	Substantive expenditure on further E&E activities in the specific area is neither budgeted nor planned in future.
●	The entity has not discovered commercially viable quantities of mineral resources as a result of E&E activities in the area to date and has decided to discontinue such activities in the specific area.
●	Even if development is likely to proceed, the entity has sufficient data indicating that the carrying amount of the asset is unlikely to be recovered in full from successful development or by sale.

(d)	Share-based payment transactions
i)	Equity-settled share-based payments to third parties, employees and directors

The grant date fair value of equity-settled share-based payment awards granted to employees and directors is recognised as an expense, with a corresponding increase in equity, over the vesting period of the award. The amount recognised as an expense is adjusted to reflect the number of awards for which the related service and non-market vesting conditions are expected to be met, such that the amount ultimately recognised as an expense is based on the number of awards that meet the related service and non-market vesting conditions at the vesting date.

Where equity instruments are granted to non-employees, they are recorded at the fair value of the goods or services received in profit or loss.

Additional information about significant judgements, estimates and the assumptions used to estimate the fair value of equity-settled share-based payment transactions are disclosed in note 12.2.

ii)	Cash-settled share-based payments to employees and directors

The grant date fair value of cash-settled awards granted to employees and directors is recognised as an expense, with a corresponding increase in the liability, over the vesting period of the awards. At each reporting date the fair value of the awards is re-measured with a corresponding adjustment to profit or loss. Additional information about significant judgements, estimates and the assumptions used to estimate the fair value of cash-settled share-based payment transactions are disclosed in note 12.1.

(e)	Foreign currency
i)	Foreign operations

As stated in note 2(iii) the presentation currency of the Group is the US Dollars. The functional currency of the Company and all its subsidiaries is the US Dollars except for the South African subsidiary that uses the South African Rand (“ZAR”) as its functional currency. Subsidiary financial statements have been translated to the presentation currency as follows:

●	assets and liabilities are translated using the exchange rate at year end; and
●	income, expenses and cash flow items are translated using the rate that approximates the exchange rates at the dates of the transactions.

When the settlement of a monetary item receivable from or payable to a foreign operation is neither planned nor likely in the foreseeable future, foreign exchange gains and losses arising from the item are considered to form part of the net investment in a foreign operation and are recognised in Other Comprehensive Income (“OCI”).

If settlement is planned or likely in the foreseeable future, foreign exchange gains and losses are included in profit or loss. When settlement occurs, the settlement will not be regarded as a partial disposal and accordingly the foreign exchange gain or loss previously recognised in OCI is not reclassified to profit or loss/reallocated to NCI.

When the Group disposes of its entire interest in a foreign operation or loses control over a foreign operation, the foreign currency gains or losses accumulated in OCI related to the foreign operation are reclassified to profit or loss. If the Group disposes of part of an interest in a foreign operation which remains a subsidiary, a proportionate amount of foreign currency gains or losses accumulated in OCI related to the subsidiary are reattributed between controlling and non-controlling interests.

All resulting translation differences are reported in OCI and accumulated in the foreign currency translation reserve.

ii)	Foreign currency translation

In preparing the financial statements of the Group entities, transactions in currencies other than the functional currency (foreign currencies) of these Group entities are recorded at the rates of exchange prevailing at the dates of the transactions. At each reporting date, monetary assets and liabilities are translated using the current foreign exchange rate. Non-monetary assets and liabilities are translated using the historical rate on the date of the transaction. All gains and losses on translation of these foreign currency transactions are included in profit or loss for the year.

In applying IAS 21, management determined that the US Dollars remained the primary currency in which the Group’s Zimbabwean entities operate, as:

●	the majority of revenue is received in US Dollars;
●	the gold price receivable was calculated in US Dollars;
●	the majority of costs are calculated by reference to the US Dollars if denominated in RTGS$ or is paid in US Dollars; and
●	Income tax liabilities calculated in RTGS$ are settled predominantly in US Dollars.

The application of IAS 21, the advent of Statutory Instrument 142 (issued by Zimbabwean Government) and the devaluation of the RTGS$ against the US Dollars had an impact on the US Dollars value of RTGS$ denominated monetary assets and liabilities such as income and deferred tax liabilities, loans and borrowings, trade and other payables and to a lesser extent monetary asset such as cash held in RTGS$.

(f)	Finance income and finance cost

Finance income comprises interest income on funds invested. Finance income is recognised as it accrues in profit or loss, using the effective interest method. Finance cost comprise interest expense on the rehabilitation provisions, interest on bank overdraft balances, effective interest on leases, loans and borrowings and also includes commitment costs on overdraft facilities. Finance cost is recognised in profit or loss using the effective interest rate method and excludes borrowing costs capitalised.

(g)	Borrowing costs

General and specific borrowing costs that are directly attributable to the acquisition, construction or production of a qualifying asset are capitalised during the period of time that is required to complete and prepare the asset for its intended use or sale. Qualifying assets are assets that necessarily take a substantial period of time to get ready for their intended use or sale.

Other borrowing costs are expensed in the period in which they are incurred and recognised as finance cost.

(h)	Taxes
i)	Income tax

Tax expense comprises current and deferred tax. These expenses are recognised in profit or loss except to the extent that it relates to a business combination, or items recognised directly in equity or in other comprehensive income.

ii)	Current tax

Current tax is the tax payable or receivable on the taxable income or loss for the year, using tax rates enacted or substantively enacted at the reporting date. Current tax includes withholding tax on management fees and dividends paid between companies within the Group.

iii)	Deferred tax

Deferred tax is recognised in respect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. Deferred tax is not recognised for the following temporary differences: the initial recognition of assets or liabilities in a transaction that is not a business combination and that affects neither accounting nor taxable profit or loss, and differences relating to investments in subsidiaries to the extent that it is probable that they will not reverse in the foreseeable future.

Deferred tax is a monetary item measured at the tax rates and in the currency that are expected to be applied when temporary differences reverse. The tax and exchange rates are based on the laws that have been enacted, substantively enacted or the interbank exchange rates that prevail at the reporting date.

A deferred tax asset is recognised for unused tax losses, tax credits and deductible temporary differences, to the extent that it is probable that future taxable profits will be available against which they can be utilised. Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related tax benefit will be realised. Deferred tax assets and liabilities are offset when there is a legally enforceable right to set off current tax assets against current tax liabilities and when they relate to income taxes levied by the same taxation authority and the Group intends to settle its current tax assets and liabilities on a net basis.

(i)	Property, plant and equipment
i)	Recognition and measurement

Items of property, plant and equipment are measured at cost less accumulated depreciation and accumulated impairment losses. Cost includes expenditures that are directly attributable to the acquisition of the asset. The cost of self-constructed assets includes the cost of materials and direct labour, any other costs directly attributable to bringing the assets to a working condition for their intended use, borrowing costs on qualifying assets, the costs of dismantling and removing the items and restoring the site on which they are located. Gains and losses on disposal of an item of property, plant and equipment are determined by comparing the proceeds from disposal with the carrying amount of property, plant and equipment, and are recognised in profit or loss. Refer to note 4(c)(ii) for the impairment of non-financial assets.

ii)	Subsequent costs

The cost of replacing a part of an item of property, plant and equipment is recognised in the carrying amount of the item if it is probable that the future economic benefits embodied within the part will flow to the Group, and its cost can be measured reliably. The carrying amount of the replaced part is derecognised. The costs of the day-to-day servicing of property, plant and equipment are recognised in profit or loss as incurred.

iii)	Depreciation

Depreciation is calculated to write off the depreciable amount, which is the cost of an asset, or other amount substituted for cost, less its residual value. On commencement of commercial production, depreciation of mine development, infrastructure and other assets is calculated on the unit-of-production method using the Measured, Indicated and Inferred Mineral Resources of which the diluted Measured and Indicated Mineral Resources are converted to Mineral Reserves for extraction in Blanket’s life-of-mine plan (“LoMP”). Resources that are not included in the LoMP are not included in the calculation of depreciation.

For other categories, depreciation is recognised in profit or loss on a straight-line basis over the estimated useful lives of each part of an item of property, plant and equipment, since this most closely reflects the expected pattern of consumption of the future economic benefits embodied in the asset.

Land is not depreciated.

The calculation of the production rate units could be affected to the extent that actual production in the future is different from the current forecast production. This would generally result from the extent to which there are significant changes in any of the factors or assumptions used in estimating mineral reserves and resources.

These factors include:

●	changes in mineral reserves and resources;
●	differences between actual commodity prices and commodity price assumptions;
●	unforeseen operational issues at mine sites; and
●	changes in capital, operating, mining, processing and reclamation costs, discount rates and foreign exchange rates.

The estimated useful lives for the current and comparative years are as follows:

●	buildings 10 to 15 years (2021: 10 to 15 years; 2020: 10 to 15 years);
●	plant and equipment 10 years (2021: 10 years; 2020: 10 years);
●	fixtures and fittings including computers 4 to 10 years (2021: 4 to 10 years; 2020: 4 to 10 years);
●	motor vehicles 4 years (2021: 4 years; 2020: 4 years);
●	right of use assets 3 to 6 years (determined by lease term); and
●	mine development, infrastructure and other assets in production, units-of-production method.

Depreciation methods, useful lives and residual values are reviewed each financial year and adjusted if appropriate. When parts of an item of property, plant and equipment have different useful lives, they are accounted for as separate items (major components) of property, plant and equipment. Assets under construction’s useful life and residual values will be assessed once the asset is available for use.

(j)	Exploration and evaluation assets

Qualifying exploration costs are capitalised as incurred. Costs incurred before the legal rights to explore are obtained are recognised in profit or loss. The costs related to speculative drilling on unestablished orebodies at the Blanket Mine, general administrative or overhead costs are expensed as incurred. Exploration and evaluation costs capitalised are disclosed under Exploration and evaluation assets. Qualifying direct expenditures include such costs as mineral rights, options to acquire mineral rights, materials used, surveying costs, drilling costs, payments made to contractors, direct administrative costs and depreciation on property, plant and equipment during the exploration phase.

Costs not directly attributable to exploration and evaluation activities, including general administrative overhead costs, are expensed in the year they occur.

Once the technical feasibility and commercial viability of extracting the mineral resource have been determined, the property is considered to be a mine under development and moved to the mine development, infrastructure and other asset category within property, plant and equipment. Capitalised direct costs related to the acquisition, exploration and development of mineral properties remain capitalised, at their initial cost, until the properties to which they relate are ready for their intended use, sold, abandoned or management has determined there to be impairment. Exploration and evaluation assets are tested for impairment before the assets are transferred to mine development, infrastructure and other assets or when an indicator of impairment is identified.

Exploration and evaluations assets are not depreciated.

(k)	Inventories

Consumable stores are measured at the lower of cost and net realisable value. The cost of consumable stores is based on the weighted average cost principle. It includes expenditure incurred in acquiring the inventories, production or conversion costs and other costs incurred in bringing them to their existing location and condition. Gold in process is measured at the lower of cost and net realisable value. The cost of gold in process includes an appropriate share of production overheads based on normal operating capacity and is valued on the weighted average cost principle. Net realisable value is the estimated selling price in the ordinary course of business, less the estimated costs of completion and selling expenses.

(l)	Financial instruments
i)	Financial assets

The Group had the following financial assets:

Financial assets at amortised cost

Financial assets at amortised cost comprise loans and receivables included in Trade and other receivables. Such assets are recognised initially at fair value plus any directly attributable transaction costs. Subsequent to initial recognition, they are measured at amortised cost using the effective interest method, less any impairment losses. A trade receivable without a significant financing component is initially measured at the transaction price. Refer to note 4(c)(i) for the impairment of receivables. Finance income is recognised by applying the effective interest rate, except for short-term receivables when the recognition of interest is immaterial.

The Group uses a simplified approach in accounting for trade receivables and records the loss allowance as lifetime expected credit losses. When measuring expected credit losses, the Group uses reasonable and supportable forward-looking information, which is based on the assumptions for the future movement of different economic drivers and how these drivers will affect each other.

Fair value through profit or loss

This category comprises the Gold ETF, Gold hedge and Put options. These instruments are carried in the consolidated statement of financial position at fair value with changes in fair value recognised in profit or loss as Fair value losses on derivative financial instruments. Transaction costs are recognised in profit or loss in the consolidated statement profit or loss and other comprehensive income immediately when incurred. The Group does not have any assets held for trading nor does it voluntarily classify any financial assets as being at fair value through profit or loss. Estimations made and further information is referred to in note 14.

ii)	Financial liabilities

The Group classifies its financial liabilities into one of two categories, depending on the purpose for which the liability was acquired.

Fair value through profit or loss

Derivatives are recognised initially at fair value; attributable transaction costs are recognised in profit or loss as incurred. Subsequent to initial recognition, derivatives are measured at fair value. This category comprises the Gold loan and the Call options, estimations made and further information is referred to in note 14. All changes in the fair value of derivative instruments are accounted for in profit or loss.

Financial liabilities at amortised cost

Non-derivative financial liabilities are recognised initially on the date at which the Group becomes a party to the contractual provisions of the instrument. The Group derecognises a financial liability when its contractual obligations are discharged, cancelled or expire.

Non-derivative financial liabilities consist of bank overdrafts, loans and borrowings and trade and other payables.

Such financial liabilities are recognised initially at fair value plus any directly attributable transaction costs. Subsequent to initial recognition these financial liabilities are measured at amortised cost using the effective interest method.

iii)	Offsetting

Financial assets and liabilities are offset and the net amount is presented in the statement of financial position when, and only when, the Group has a legal right to offset the amounts and intends either to settle on a net basis or to realise the asset and settle the liability simultaneously.

(iv)	Cash and cash equivalents

Cash and cash equivalents comprise cash balances and call deposits with original maturities of three months or less. Bank overdrafts are repayable on demand and form an integral part of the Group’s cash management process. The bank overdraft is included as a component of cash and cash equivalents for the purpose of the statement of cash flows.

(m)	Share capital

Share capital is classified as equity. Incremental costs directly attributable to the issue, consolidation and repurchase of fractional items of shares and share options are recognised as a deduction from equity, net of any tax effects.

(n)	Provisions

A provision is a liability of uncertain timing and amount. A liability is recognised if, as a result of a past event, the Group has a present legal or constructive obligation that can be estimated reliably, and it is probable that an outflow of economic benefits will be required to settle the obligation. Provisions are determined by discounting the expected future cash flows at a pre-tax rate that reflects current market assessments of the time value of money and the risks specific to the liability if the time value of money is considered significant. The unwinding of the discount is recognised as a finance cost.

(o)	Site restoration

The Group recognises liabilities for statutory, contractual, constructive or legal obligations associated with the retirement of property, plant and equipment, when those obligations result from the acquisition, construction, development or normal operation of these assets. The net present value of future rehabilitation cost estimates arising from the decommissioning of plant and other site preparation work is capitalised to mineral properties along with a corresponding increase in the rehabilitation provision in the period incurred. Future rehabilitation costs are discounted using a pre-tax risk-free rate that reflects the time-value of money. The Group’s estimates of rehabilitation costs, which are reviewed annually, could change as a result of changes in regulatory requirements, discount rates, effects of inflation and assumptions regarding the amount and timing of the future expenditures. These changes are recorded directly to mineral properties with a corresponding entry to the rehabilitation provision, except for changes in unwinding of finance cost that are recorded in profit or loss.

(p)	Leases

The Group recognises a right of use asset and a lease liability at the lease commencement date. The right of use asset is initially measured at cost, which comprises the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date, plus any initial direct costs incurred and an estimate of costs to dismantle and remove the underlying asset or to restore the underlying asset or the site on which it is located, less any lease incentives received.

The right of use asset is subsequently depreciated using the straight-line method from the commencement date to the end of the lease term, unless the lease transfers ownership of the underlying asset to the Group by the end of the lease term or the cost of the right of use asset reflects that the Group will exercise a purchase option. In that case the right of use asset will be depreciated over the useful life of the underlying asset, which is determined on the same basis as property, plant and equipment. Also, the right of use asset is periodically reduced by impairment losses, if any, and adjusted for certain remeasurements of the lease liability.

The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Group’s incremental borrowing rate. Generally, the Group uses its incremental borrowing rate as the discount rate.

The Group determines its incremental borrowing rate by obtaining interest rates from various external financing sources and makes certain adjustments to reflect the terms of the lease and type of the asset leased.

Lease payments included in the measurement of the lease liability comprise the following:

●	fixed payments, including in-substance fixed payments;
●	amounts expected to be payable under a residual value guarantee; and
●

the exercise price under a purchase option that the Group is reasonably certain to exercise, lease payments in an optional renewal period if the Group is reasonably certain to exercise an extension option, and penalties for early termination of a lease unless the Group is reasonably certain not to terminate early.

The lease liability is measured at amortised cost using the effective interest method. It is remeasured when there is a change in future lease payments arising from a change in an index or rate, if there is a change in the Group’s estimate of the amount expected to be payable under a residual value guarantee, if the Group changes its assessment of whether it will exercise a purchase, extension or termination option or if the lease agreement changes in substance in terms of payment.

When the lease liability is remeasured in this way, a corresponding adjustment is made to the carrying amount of the right of use asset or is recorded in profit or loss if the carrying amount of the right of use asset has been reduced to zero.

The Group presents the right of use assets as property, plant and equipment. Lease liabilities are presented separately in the statement of financial position as current- and non-current lease liabilities.

The Group has elected not to recognise the right of use assets and lease liabilities for leases of low-value assets and short-term leases, including IT equipment. The Group recognises the lease payments associated with these leases as an expense on a straight-line basis over the lease term.

(q)	Employee benefits
i)	Short-term employee benefits

Short-term employee benefits are expensed when the related services are provided. A liability is recognised for the amount expected to be paid if the Group has a present legal or constructive obligation to pay this amount as a result of past service provided by the employee and the obligation can be estimated reliably.

ii)	Defined contribution plans

A defined contribution plan is a post-employment benefit plan under which an entity pays fixed contributions into a separate entity and will have no legal or constructive obligation to pay further amounts. Obligations for contributions to defined contribution pension plans are recognised as an employee benefit expense in profit or loss in the periods during which services are rendered by employees. Prepaid contributions are recognised as an asset to the extent that a cash refund or a reduction in future payments is available. Contributions to a defined contribution plan that are due more than 12 months after the end of the period in which the employees render the service are discounted to their present value.

(r)	Assets held for sale

Non-current assets, or disposal groups comprising assets and liabilities, are classified as held for sale if it is highly probable that they will be recovered primarily through sale rather than through continuing use.

Such assets, or disposal groups, are generally measured at the lower of their carrying amount or fair value less costs to sell. Impairment losses on initial classification as held for sale or held for distribution and subsequent gains and losses on remeasurement are recognised in profit or loss.

Once classified as held for sale property, plant and equipment are no longer depreciated.

(s)	Standards issued but not yet effective

The following standards, amendments to standards and interpretations to existing standards that impact the Group:

Standard/ Interpretation	Effective date and expected adoption date*
Classification of Liabilities as Current or Non-current – Amendments to IAS 1

The amendments, as issued in 2020, aim to clarify the requirement on determining whether a liability is current or non-current, and apply for annual reporting period beginning on or after January 1, 2023. However, the IASB has subsequently proposed future amendments to IAS 1 and deferred the effective date of the 2020 amendments to no earlier than January 1, 2024. Due to these ongoing developments, the Group is unable to determine the impact of these amendments on the consolidated financial statements in the period of initial application. The Group is closely monitoring the developments

January 1, 2024
Disclosure of Accounting Policies – Amendments to IAS 1 and IFRS Practice Statement 2

The IASB amended IAS 1 to require entities to disclose their material rather than their significant accounting policies. The amendments define what is ‘material accounting policy information’ and explain how to identify when accounting policy information is material. They further clarify that immaterial accounting policy information does not need to be disclosed. If it is disclosed, it should not obscure material accounting information.

To support this amendment, the IASB also amended IFRS Practice Statement 2 Making Materiality Judgements to provide guidance on how to apply the concept of materiality to accounting policy disclosures.

January 1, 2023

Standard/ Interpretation	Effective date and expected adoption date*
Definition of Accounting estimates – Amendments to IAS 8

The amendment to IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors clarifies how companies should distinguish changes in accounting policies from changes in accounting estimates. The distinction is important, because changes in accounting estimates are applied prospectively to future transactions and other future events, whereas changes in accounting policies are generally applied retrospectively to past transactions and other past events as well as the current period.

January 1, 2023
Deferred tax related to assets and liabilities arising from a single transaction – Amendments to IAS 12

The amendments to IAS 12 Income Taxes require companies to recognise deferred tax on transactions that, on initial recognition, give rise to equal amounts of taxable and deductible temporary differences. They will typically apply to transactions such as leases of lessees and decommissioning obligations and will require the recognition of additional deferred tax assets and liabilities.

The amendment should be applied to transactions that occur on or after the beginning of the earliest comparative period presented. In addition, entities should recognise deferred tax assets (to the extent that it is probable that they can be utilised) and deferred tax liabilities at the beginning of the earliest comparative period for all deductible and taxable temporary differences associated with:

●   right-of-use assets and lease liabilities, and

●   decommissioning, restoration and similar liabilities, and the corresponding amounts recognised as part of the cost of the related assets.

The cumulative effect of recognising these adjustments is recognised in retained earnings, or another component of equity, as appropriate. IAS 12 did not previously address how to account for the tax effects of on-balance sheet leases and similar transactions and various approaches were considered acceptable.

January 1, 2023

* Annual periods ending on or after.

The Group has completed its assessment of the impact of the above standards and concluded that the standard amendments would not have a material impact on the consolidated financial statements.

New standards, amendments to standards and interpretations adopted from 1 January 2022 had no significant effect on the Group’s accounting policies.